Provisions for Compensation and Penalty - Schedule of Provisions for Compensation and Penalty (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions for Compensation and Penalty [Line Items]
Provisions for Compensation and Penalty		$ 1,574,240	$ 1,574,240
Provision for Compensation [Member]
Schedule of Provisions for Compensation and Penalty [Line Items]
Provisions for Compensation and Penalty		328,615	328,615
Provision for Penalty [Member]
Schedule of Provisions for Compensation and Penalty [Line Items]
Provisions for Compensation and Penalty		$ 1,245,625	$ 1,245,625